POST-EMPLOYMENT BENEFITS - Actuarial Assumptions, Financial Assumptions (Details)	Dec. 31, 2020	Dec. 31, 2019
Employee Benefits [Abstract]
Actuarial assumption of discount rates	1.30%	1.70%
Actuarial assumption of expected rates of salary increases	2.70%	2.90%
Actuarial assumption of expected rates of inflation	2.60%	2.70%